Stock-based Activity	6 Months Ended
Jun. 30, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Activity

7. Stock-based Activity

Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s share-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

Stock-based Compensation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
Research and development	$38,800	$41,699	$77,427	$83,445
General and administrative	246,626	39,962	289,440	79,970

Total stock-based compensation expense	$285,426	$81,661	$366,867	$163,415

Stock-based Award Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2014.

		Weighted-Average
	Options	Exercise
	Outstanding	Price
Outstanding at December 31, 2013	547,000	$0.33
Granted	237,000	2.35
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding and expected to vest at June 30, 2014	784,000	0.94

Vested and exercisable and expected to vest at June 30, 2014	432,125	$1.06

The total unrecognized compensation cost related to unvested stock option grants as of June 30, 2014 was $830,388 and the weighted average period over which these grants are expected to vest is 3.1 years. The weighted average remaining contractual life of stock options outstanding at June 30, 2014 is 8.2 years.

None of the stock options granted to employees during the six month period ended June 30, 2014 were vested at June 30, 2014 as they generally vest over a four year period. During the first six months of 2014, the Company granted each of four new board members 40,000 in stock options, which were immediately vested on the grant date.

Valuation Assumptions

MabVax used the Black-Scholes-Merton option valuation model, or the Black-Scholes model, to determine the stock-based expense recognized under ASC 718. The Company’s expected stock-price volatility assumption was based solely on the weighted average of the historical and implied volatility of comparable companies whose share prices are publicly available. The expected term of stock options granted was based on the simplified method in accordance with Staff Accounting Bulletin No. 110, or SAB 110, as the Company’s historical share option exercise experience did not provide a reasonable basis for estimation. The risk-free interest rate was based on the U.S. Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

Six Month Period
Ended June 30,
2014
Risk-free interest rate	2.0%
Dividend yield	—%
Expected volatility	100.3%
Expected life of options, in years	5 and 6.25
Weighted-average grant date fair value	$1.17

Because MabVax had a net operating loss carryforward as of June 30, 2014, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s Condensed Statements of Operations. Additionally, no stock options were exercised in the three and six months ended June 30, 2014 and 2013.

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at June 30, 2014:

Common stock reserved for conversion of preferred stock and warrants	13,323,873
Common stock options outstanding	784,000
Authorized for future grant or issuance under the Stock Plan	1,264,590

Total	15,372,463